Fair Value Measurement - Schedule of Unobservable Inputs (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Input Range [Member] | Minimum [Member]
Probability Scenarios
Expected Term (in years)	1 month 14 days	1 month 14 days
Input Range [Member] | Maximum [Member]
Probability Scenarios
Expected Term (in years)	1 year 29 days	1 year 29 days
Discount Rate [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		48.5
Discount Rate [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	25		47.2
Discount Rate [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	75		52.2
Discount Rate [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	50.68	54
Discount Rate [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		48.5	48.7
Discount Rate [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	25
Discount Rate [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	75
Discount Rate [Member] | Weighted Average [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	50.68	91.3
Expected Term [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0.83
Expected Term [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		0.122	0.25
Expected Term [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		1.081	1.197
Expected Term [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0.83
Expected Term [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		0.125
Expected Term [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		667
Expected Term [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		0.122	0.25
Expected Term [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		1.081	0.7
Expected Term [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	0.83
Expected Term [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		0.125
Expected Term [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		4.667
Expected Term [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0.83		0.565
Expected Term [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		0.122
Expected Term [Member] | Weighted Average [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		1.081
Expected Term [Member] | Weighted Average [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0.83
Expected Term [Member] | Weighted Average [Member] | Whiskey Special Ops 2023 Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		0.125
Expected Term [Member] | Weighted Average [Member] | Whiskey Special Ops 2023 Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes		667
IPO [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	98	70
IPO [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			5
IPO [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			20
IPO [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	98	70
IPO [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	98	70
IPO [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			5
IPO [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			20
IPO [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	98	70
deSPAC [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0	0
deSPAC [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			20
deSPAC [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			25
deSPAC [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	0	0
deSPAC [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	0	0
deSPAC [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			20
deSPAC [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			25
deSPAC [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	0	0
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	1	20
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			45
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes			60
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	1	20
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	1	20
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			45
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			60
Default/Dissolution/Forced Liquidation [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	1	20
Held to Maturity [Member] | Input Range [Member] | 2022 and 2023 Convertible Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	1	10	0
Held to Maturity [Member] | Input Range [Member] | Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Valuation of Notes	1	10
Held to Maturity [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	1	10	0
Held to Maturity [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	1	10
Volatility [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	70	70	70
Volatility [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	70	70
Volatility [Member] | Weighted Average [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	70	70	70
Volatility [Member] | Weighted Average [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	70	70
Risk-free Rate [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	74	74
Risk-free Rate [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			2.9
Risk-free Rate [Member] | Input Range [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities			4.4
Risk-free Rate [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	74
Risk-free Rate [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		3.8
Risk-free Rate [Member] | Input Range [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		3.87
Risk-free Rate [Member] | Weighted Average [Member] | 2022 Convertible Promissory Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	74	74	3.7
Risk-free Rate [Member] | Weighted Average [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Probability Scenarios
Valuation of notes warrant liabilities	74
Risk-free Rate [Member] | Weighted Average [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Minimum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		3.8
Risk-free Rate [Member] | Weighted Average [Member] | 2023 Series Convertible Whiskey Special Ops 2023 Notes Warrant Liabilities [Member] | Maximum [Member]
Probability Scenarios
Valuation of notes warrant liabilities		3.87